Schedule of Other Non-Current Assets (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Other Assets, Noncurrent [Abstract]
Operating lease right-of-use assets	¥ 133,383	$ 20,931	¥ 209,339
Others			49,365
Other non-current assets	¥ 133,383	$ 20,931	¥ 258,704